Cover	12 Months Ended
Dec. 31, 2025
Entity Information [Line Items]
Document Type	11-K
Entity Registrant Name	ANHEUSER-BUSCH INBEV SA/NV
Amendment Flag	false
Entity Central Index Key	0001668717
EBP 059 [Member]
Entity Information [Line Items]
Document Type	11-K
Entity Registrant Name	ANHEUSER-BUSCH INBEV SA/NV
Amendment Flag	false
Entity Central Index Key	0001668717
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31